1997 SEMIANNUAL REPORT


IDS
Tax-Exempt
Bond Fund

(icon of) shield with Greek column

The goal of IDS Tax-Exempt Bond Fund, a part of IDS Tax-Exempt Bond Fund, Inc. is to earn as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investment by investing primarily in investment grade bonds and other debt securities.


             Distributed by American Express Financial Advisors Inc.

(icon of) shield with Greek column

Double-barreled benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes. A portion of the income may be subject to the Alternative Minimum Tax.

Contents

From the president                           3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   18
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.






      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      President of the Fund


      From the portfolio manager

      IDS Tax-Exempt Bond Fund weathered an up-and-down bond market to post positive results during the first half of the fiscal year. For investors in the Fund's Class A shares, the total return (which includes net asset value change and dividends) was 1.8% from December 1996 through May 1997.

      Throughout much of the past winter, reports of stronger-than-expected economic growth had many investors worried that higher inflation - bonds' ongoing enemy was just around the corner. Consequently, a wave of selling came over the market that drove up long-term interest rates and, aside from a brief respite in early February, continued into mid-April. Ironically, during that time the inflation data remained unthreatening. What's more, it wasn't until late March that the Federal Reserve Board decided that the inflation potential was probably strong enough for it to raise short-term interest rates slightly. By that time, most of the damage to bond prices had already been done.

      A spring renewal

      The final weeks of the period brought improvement, however. Reassured by still-tame inflation reports and encouraged by an announcement that Congress and the President had agreed to bring the federal budget into balance, investors began wading back into the bond market, driving down long-term interest rates and driving up bond prices in the process. Ultimately, by the end of May, the bond market had recovered most of its lost ground.

      As for municipal bonds in particular, they performed better than their taxable counterparts, U.S. Treasury bonds, for the six months as a whole and did so with less volatility. Although the Fund's net asset value did fluctuate a fair amount, volatility was limited by the close-to-neutral duration of the portfolio. (Duration, a function of the average maturity of the portfolio's investments, determines how sensitive the net asset value is to changes in interest rates. The longer the duration, the greater the sensitivity.)

      Barbell pays off

      Also affecting performance was a continuation of the "barbell" investment approach I've employed for some time. This involves concentrating investments in two quality categories - AAA and BBB. While both are in the investment-grade, or high-quality group, the higher yields offered by the BBB holdings provide a good complement to the superior quality of the AAA securities. In addition, over the past six months, prices of BBB securities held up better than higher-rated securities when interest rates rose. The end result of this strategy is an enhanced dividend with little sacrifice in overall portfolio quality.

      Looking ahead, I expect to shorten the duration somewhat more in anticipation of higher interest rates during the rest of 1997. If that scenario plays out, the shorter duration will help shore up the net asset value. In addition, at this writing (in mid-June), I have also begun to raise the level of cash reserves a bit higher, again to provide a buffer if rates head higher.



      Terry L. Seierstad
      (picture of) Terry Seierstad
      Terry L. Seierstad
      Portfolio manager

To our shareholders

Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1997         $   3.98
Nov. 30, 1996        $   4.01
Decrease             $   0.03

Distributions
Dec. 1, 1996 - May 31, 1997

From income          $   0.10
From capital gains   $    --
Total distributions  $   0.10

Total return*            1.8%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $   3.98
Nov. 30, 1996        $   4.01
Decrease             $   0.03

Distributions
Dec. 1, 1996 - May 31, 1997

From income          $   0.09
From capital gains   $    --
Total distributions  $   0.09

Total return*            1.4%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1997         $   3.98
Nov, 30, 1996        $   4.01
Decrease             $   0.03

Distributions

Dec. 1, 1996 - May 31, 1997

From income          $   0.11
From capital gains   $    --
Total distributions  $   0.11

Total return*            1.9%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Fund's ten largest holdings

                                       Percent                        Value
                         (of Fund's net assets)         (as of May 31, 1997)

New York State Urban Development Correctional Capital
Facility Revenue Bonds Series 4
5.375% 2023                              3.03%                  $30,943,430

San Antonio Texas Electric & Gas Systems Refunding
Revenue Bonds Series 1989-1989A          2.68                    27,362,475
6.50% 2012

San Antonio Texas Water Refunding Revenue Bonds
6.40% 2007                               2.63                    26,927,000

Delaware County Pennsylvania Industrial Development
Authority Pollution Control Refunding Revenue Bonds
Philadelphia Electric Company
7.375% 2021                              2.48                    25,393,775

Illinois Public Building Commission of Chicago
Building Revenue Bonds Board of Education of Chicago
Series 1990A
6.50% 2018                               2.41                    24,651,500

Georgia Municipal Electric Authority
Special Obligation Bonds Project #1
4th Crossover Series X
6.50% 2020                               2.15                    21,977,719

Eastern North Carolina Municipal Power Agency System
Refunding Revenue Bonds Series 1989A
6.50% 2024                               1.97                    20,129,800

Washington Issaquah School District #411 King County
Unlimited Tax General Obligation Refunding Bonds 1992
6.375% 2008                              1.80                    18,431,378

New York Dormitory Authority New York City
Court Facility Lease Revenue Bonds Series 1993A
5.25% 2021                               1.75                    17,942,400

New York State Mortgage Agency Homeowner
Mortgage Revenue Bonds Series TT
7.50% 2015                               1.67                    17,034,362


The ten holdings listed here make up 22.57% of the Fund's net assets


      Financial statements

      Statement of assets and liabilities
      IDS Tax-Exempt Bond Fund
      May 31, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $913,144,495)                                                            $1,005,432,891
 Accrued interest receivable                                                                        16,955,067
 Receivable for investment securities sold                                                             973,637
                                                                                                       -------
 Total assets                                                                                    1,023,361,595
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                     645,054
 Dividends payable to shareholders                                                                     274,802
 Accrued investment management services fee                                                             12,541
 Accrued distribution fee                                                                                  435
 Accrued service fee                                                                                     4,882
 Accrued transfer agency fee                                                                             4,822
 Accrued administrative services fee                                                                     1,113
 Other accrued expenses                                                                                 60,979
                                                                                                        ------
 Total liabilities                                                                                   1,004,628
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $1,022,356,967
                                                                                                --------------

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    2,570,655
 Additional paid-in capital                                                                        968,505,318
 Undistributed net investment income                                                                   149,214
 Accumulated net realized loss (Notes 1 and 5)                                                     (41,156,616)
 Unrealized appreciation                                                                            92,288,396
                                                                                                    ----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,022,356,967
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $1,001,099,394
                                                          Class B                               $   21,247,765
                                                          Class Y                               $        9,808
 Net asset value per share of outstanding capital stock:  Class A shares    251,721,344         $         3.98
                                                          Class B shares      5,341,724         $         3.98
                                                          Class Y shares          2,466         $         3.98

 See accompanying notes to financial statements.


      Statement of operations
      IDS Tax-Exempt Bond Fund
      Six months ended May 31, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                          $31,342,760
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  2,335,893
 Distribution fee -- Class B                                                                            75,802
 Transfer agency fee                                                                                   234,957
 Incremental transfer agency fee-- Class B                                                                 531
 Service fee
      Class A                                                                                          874,905
      Class B                                                                                           17,550
      Class Y                                                                                                1
 Administrative services fees and expenses                                                             215,090
 Compensation of board members                                                                           8,990
 Compensation of officers                                                                                  804
 Custodian fees                                                                                         33,993
 Postage                                                                                                48,205
 Registration fees                                                                                      47,370
 Reports to shareholders                                                                                12,899
 Audit fees                                                                                             17,500
 Other                                                                                                   2,788
                                                                                                         -----
 Total expenses                                                                                      3,927,278
      Earnings credits on cash balances (Note 2)                                                       (53,539)
                                                                                                       -------
 Total net expenses                                                                                  3,873,739
                                                                                                     ---------
 Investment income -- net                                                                            27,469,021
                                                                                                     ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security transactions (Note 3)                                                 3,257,311
 Net realized loss on financial futures contracts                                                   (3,865,475)
                                                                                                    ----------
 Net realized loss on investments                                                                     (608,164)
 Net change in unrealized appreciation or depreciation                                              (9,172,680)
                                                                                                    ----------
 Net loss on investments                                                                            (9,780,844)
                                                                                                    ----------
 Net increase in net assets resulting from operations                                              $17,688,177
                                                                                                   ===========

 See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS Tax-Exempt Bond Fund

      Operations and distributions                                          May 31, 1997         Nov. 30, 1996

                                                                        Six months ended            Year ended
                                                                             (Unaudited)
 Investment income-- net                                                  $   27,469,021        $   57,320,335
 Net realized gain (loss) on investments                                        (608,164)            3,923,552
 Net change in unrealized appreciation or depreciation                        (9,172,680)          (19,137,045)
                                                                              ----------           -----------
 Net increase in net assets resulting from operations                         17,688,177            42,106,842
                                                                              ----------            ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (26,950,531)          (56,736,844)
            Class B                                                             (456,439)             (763,420)
            Class Y                                                                 (261)                 (493)
                                                                                    ----                  ----
 Total distributions                                                         (27,407,231)          (57,500,757)
                                                                             -----------           -----------

                                  Capital share transactions (Note 4)

 Proceeds from sales
      Class A shares (Note 2)                                                 24,657,625            83,652,708
      Class B shares                                                           3,228,716             8,693,815
 Reinvestment of distributions at net asset value
      Class A shares                                                          18,454,811            38,617,746
      Class B shares                                                             385,568               649,236
      Class Y shares                                                                 261                   493
 Payments for redemptions
      Class A shares                                                         (99,916,636)         (201,981,153)
      Class B shares (Note 2)                                                 (2,022,638)           (3,055,212)
                                                                              ----------            ----------
 Decrease in net assets from capital share transactions                      (55,212,293)          (73,422,367)
                                                                             -----------           -----------
 Total decrease in net assets                                                (64,931,347)          (88,816,282)
 Net assets at beginning of period                                         1,087,288,314         1,176,104,596
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed net investment income of
      $149,214 and $87,424)                                               $1,022,356,967        $1,087,288,314
                                                                          ==============        ==============

 See accompanying notes to financial statements.


      Notes to financial statements

      IDS Tax-Exempt Bond Fund
      (Unaudited as to May 31, 1997)

  1

Summary of
significant
accounting policies

      IDS Tax-Exempt Bond Fund (a series of IDS Tax-Exempt Bond Fund, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Tax-Exempt Bond Fund, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt securities whose interest is exempt from federal income tax. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on the portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund may realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent.

      Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

    o Class A $15.50
    o Class B $16.50
    o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $388,022 for Class A and $17,831 for Class B for the six months ended May 31, 1997.

      During the six months ended May 31, 1997, the Fund's custodian and transfer agency fees were reduced by $53,539 as a result of earnings credits from overnight cash balances.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $81,782,295 and $128,200,341, respectively, for the six months ended May 31, 1997. Realized gains and losses are determined on an identified cost basis.

  4

Capital share
transactions

Transactions in shares of capital stock for the periods indicated as follows:

                                             Six months ended May 31, 1997
                                   Class A             Class B          Class Y

      Sold                       6,233,365             815,749             --

      Issued for reinvested      4,672,554              97,615             66
        distributions

      Redeemed                 (25,248,961)           (510,983)            --
                               -----------            --------

      Net increase (decrease)  (14,343,042)            402,381             66
                               ===========             =======             ==



                                               Year ended Nov. 30, 1996
                                   Class A             Class B          Class Y

      Sold                      21,003,086           2,184,310             --

      Issued for reinvested      9,722,609             163,650            125
        distributions

      Redeemed                 (50,899,679)           (771,956)            --
                               -----------            --------

      Net increase (decrease)  (20,173,984)          1,576,004            125
                               ===========           =========            ===

  5

Capital loss
carryover

      For federal income tax purposes, the Fund has a capital loss carryover of $20,006,606 at Nov. 30, 1996, that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carryover has been offset or expires.


  6

Financial
highlights

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,
                              Per share income and capital changesa
                                                                      Class A
                                    1997c      1996     1995     1994       1993      1992       1991b1   1990     1989      1988
Net asset value,                    $4.01     $4.06    $3.54    $4.19      $3.98     $3.93      $3.88    $3.98    $3.96     $3.93
beginning of period
                              Income from investment operations:
Net investment income                 .10       .20      .21      .23        .22       .22        .22      .26      .28       .28

Net gains (losses)                  (.03)     (.05)      .52    (.56)        .23       .11        .05    (.01)      .17       .03
(both realized
and unrealized)

Total from investment                 .07       .15      .73    (.33)        .45       .33        .27      .25      .45       .31
operations
                              Less distributions:
Dividends from net                  (.10)     (.20)    (.21)    (.23)      (.22)     (.22)      (.22)    (.26)    (.28)     (.28)
investment income

Distributions from                     --        --       --    (.09)      (.02)     (.06)         --    (.09)    (.15)        --
realized gains

Total distributions                 (.10)     (.20)    (.21)    (.32)      (.24)     (.28)      (.22)    (.35)    (.43)     (.28)

Net asset value,                    $3.98     $4.01    $4.06    $3.54      $4.19     $3.98      $3.93    $3.88    $3.98     $3.96
end of period
                              Ratios/supplemental data
                                                                      Class A
                                    1997c      1996     1995     1994       1993      1992      1991b     1990     1989      1988
Net assets, end of                 $1,001    $1,067   $1,162   $1,054     $1,291    $1,273     $1,188   $1,094   $1,010      $927
period (in millions)

Ratio of expenses to                .74%e      .73%     .71%     .61%       .63%      .64%      .60%e     .61%     .61%      .60%
average daily net assetsd

Ratio of net income                5.29%e     5.15%    5.52%    5.82%      5.54%     5.68%     6.11%e    6.61%    6.90%     7.16%
to average daily
net assets

Portfolio turnover rate                8%       62%      54%      66%        43%       63%        69%     112%      96%       54%
(excluding short-term
securities)

Total returnf                        1.8%      4.0%    21.1%   (8.3%)      11.7%      8.7%      8.3%e     6.1%    12.1%      9.6%


      a For a share outstanding throughout the period. Rounded to nearest cent.
      b The Fund's fiscal year-end was changed from Dec. 31 to Nov. 30, effective 1991.
      c Six months ended May 31, 1997 (Unaudited).
      d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
      e Adjusted to an annual basis.
      f Total return does not reflect payment of a sales charge.


Fiscal period ended Nov. 30,

                              Per share income and capital changesa
                                          Class B                                   Class Y
                                    1997c      1996      1995b              1997c      1996     1995b
Net asset value,                    $4.01     $4.06      $3.88              $4.01     $4.06     $3.88
beginning of period
                              Income from investment operations:
Net investment income                 .09       .17        .14                .11       .21       .16

Net gains (losses) (both            (.03)     (.05)        .18              (.03)     (.05)       .18
realized and unrealized)

Total from investment                 .06       .12        .32                .08       .16       .34
operations
                              Less distributions:
Dividends from net                  (.09)     (.17)      (.14)              (.11)     (.21)     (.16)
investment income

Net asset value,                    $3.98     $4.01      $4.06              $3.98     $4.01     $4.06
end of period
                              Ratios/supplemental data
                                          Class B                                   Class Y
                                    1997c      1996      1995b              1997c      1996     1995b
Net assets, end of                    $21       $20        $14                $--       $--       $--
period (in millions)

Ratio of expenses to               1.50%e     1.49%     1.52%e               .57%      .55%     .58%e
average daily net assetsd

Ratio of net income to             4.53%e     4.40%     4.55%e              5.47%     5.33%    5.52%e
average daily net assets

Portfolio turnover rate                8%       62%        54%                 8%       62%       54%
(excluding short-term
securities)

Total returnf                        1.4%      3.2%       8.6%               1.9%      4.2%      9.2%


      a For a share outstanding throughout the period. Rounded to the nearest cent.

      b Inception date was March 20, 1995.

      c Six months ended May 31, 1997 (Unaudited).

      d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      e Adjusted to an annual basis.

      f Total return does not reflect payment of a sales charge.


      Investments in securities                                                          (Percentages represent
                                                                                           value of investments
      IDS Tax-Exempt Bond Fund                                                          compared to net assets)
      May 31, 1997 (Unaudited)


Municipal bonds (93.5%)

Name of issuer and                                     Coupon       Maturity         Principal         Value(a)
title of issue (b,c)                                     rate           year            amount



 Alabama (0.4%)
 Mobile Industrial Development Board Solid Waste
    Refunding Revenue Bonds
    Mobile Energy Services                            6.95  %          2020       $  3,750,000     $  3,990,825

 Alaska (0.6%)
 North Slope Borough General Obligation Bonds
    Series 1994B Zero Coupon (CGIC Insured)           7.05              2004         3,000,000(d)    2,092,650
 North Slope Borough General Obligation Bonds
    Series 1994B Zero Coupon (CGIC Insured)           7.15              2005         3,000,000(d)     1,976,430
 State Housing Finance Veterans Mortgage Corporation
    Collateralized Bonds Series 1990                  7.50              2030         3,205,000        2,663,292
 Total                                                                                                6,732,372

 Arizona (3.8%)
 Maricopa County Arizona Industrial Development Authority
    Multi-family Housing Revenue Bonds Series A       6.625             2026         2,500,000        2,553,950
 Phoenix Arizona Industrial Development Authority
    Refunding Revenue Bonds Christian Care Apartments 6.25              2016         2,000,000        2,013,860
    Phoenix Industrial Development Authority
    Single Family Mortgage
    Revenue Capital Appreciation Bonds
    Escrowed to Maturity Zero Coupon                  6.74              2014        39,000,000(d)    14,410,500
 Phoenix Junior Lien Street & Highway User
    Refunding Revenue Bonds Series 1992               6.25              2011        10,350,000       10,998,635
 Tucson Street & Highway User Revenue Bonds
    Series 1991B                                      6.25              2010         8,250,000        8,740,545
 Total                                                                                               38,717,490

 California (9.1%)
 Foothill/Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A              5.00              2035        12,000,000       10,122,960
 Los Angeles County Certificate of Participation
    Inverse Floater                                   6.71              2015         3,600,000(e)     3,706,956
 Orange County Certificate of Participation Civic Center Facility
    Capital Appreciation Refunding Bonds
    Zero Coupon (AMBAC Insured)                       6.75              2018        13,795,000(d)     4,026,071
 Regional Airports Improvement Corporation
    Lease Refunding Revenue Bonds                     6.35              2025         5,000,000        5,137,200
 Sacramento Cogeneration Authority Revenue Bonds
    Proctor & Gamble Series 1995                      6.50              2014         5,000,000        5,225,300
 Sacramento Power Cogeneration Authority
    Revenue Bonds Series 1995                         6.00              2022         2,700,000        2,717,199
 San Francisco City & County Redevelopment Financing Authority
    Tax Allocation Refunding Bonds Series B           5.25              2021        16,660,000       15,414,498
 San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 (MBIA Insured)   4.75              2024         9,000,000        7,703,730
 Southern California Public Power Authority Revenue Bonds
    Mead Adelanto Series A (AMBAC Insured)            4.875             2020         6,590,000        5,811,853
 State Public Works Board California Community Colleges
    Lease Revenue Bonds Series 1994B                  7.00              2019         3,900,000        4,475,406
 State Public Works Board University of California
    Lease Refunding Revenue Bonds
    Series A (AMBAC Insured)                          5.00              2023         6,000,000        5,322,840
 State Public Works Board University of California
    Lease Refunding Revenue Bonds
    Series A (AMBAC Insured)                          5.50              2014         7,275,000        7,259,068
 Statewide Community Development Authority
    Insurance Certificate of Participation
    Childrens Hospital of Los Angeles Revenue Bonds
    (MBIA Insured)                                    4.75              2021         5,250,000        4,480,140
 Ukiah Unified School District Building Mendocino County
    Certificate of Participation Series 1993          6.00              2010         3,790,000        3,833,964
 Upland Certificate of Participation
    San Antonio Community Hospital                    5.00              2018         2,745,000        2,437,670
 West Covina Redevelopment Agency Community Facilities
    District Special Tax Refunding Bonds Series 1996  6.00              2017         5,000,000        5,147,900
 Total                                                                                               92,822,755

 Colorado (1.6%)
 Arapahoe County Public Highway Authority Capital
    Improvement Trust Fund Highway Revenue Bonds      7.00              2026         5,685,000        6,096,367
 Castle Rock Ranch Improvement Public Facility Revenue Bonds
    Series 1996                                       6.375             2011         5,750,000        6,085,742
 Colorado Health Facility Authority
    Hospital Improvement Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995     6.00              2016         4,000,000        3,976,080
 Total                                                                                               16,158,189

 Connecticut (0.8%)
 State General Obligation Bonds Series 1992A          6.40              2006         8,000,000        8,679,680

 Delaware (0.2%)
 State University Revenue Bonds Series 1989           6.00              2014         2,000,000        2,024,060

 District of Columbia (2.1%)
 District of Columbia Redevelopment Limited Agency
    Special Tax Revenue Bonds                         5.625             2010         1,890,000        1,852,446
 General Obligation Bonds Series 1994B Zero Coupon
    (MBIA Insured)                                    6.59              2013        23,945,000(d)     9,635,707
 General Obligation Bonds Series 1994B Zero Coupon
    (MBIA Insured)                                    6.64              2014        26,415,000(d)    10,008,644
 Total                                                                                               21,496,797

 Florida (3.3%)
 Duvall County Housing Authority Single Family Mortgage
    Refunding Revenue Bonds Series 1991 (FGIC Insured)7.35              2024         3,430,000        3,653,533
 Jacksonville Excise Taxes Refunding Revenue Bonds
    Series 1992 (AMBAC Insured)                       6.50              2008         5,000,000        5,460,800
 St. John's River Water Management District Land Acquisition
    Revenue Bonds Series 1989 (AMBAC Insured)         6.00              2009         7,000,000        7,236,110
 State Board of Education Administration Capital Outlay
    Public Education Bonds Series 1991C               6.50           2008-09        11,225,000      12,252,649
 Village Center Community Development District
    Recreational Revenue Bonds Antic Notes            6.50              2000         4,945,000        4,957,362
 Total                                                                                               33,560,454

 Georgia (2.6%)
 Municipal Electric Authority Refunding Revenue Bonds
    Series 1989T                                      6.50              2025         5,000,000        5,172,100
 Municipal Electric Authority Special Obligation Bonds
    Project #1 4th Crossover Series X
    (Secondary MBIA Insured)                          6.50              2020        19,550,000       21,977,719
 Total                                                                                               27,149,819

 Hawaii (0.6%)
 City & County of Honolulu General Obligation Bonds
    Series 1992A                                      6.30              2006         5,880,000        6,338,993

 Idaho (0.3%)
 Health Facilities Authority Revenue Bonds
    Bannock Regional Medical Center Series 1995       6.125             2025         2,250,000        2,250,383
 Health Facilities Authority Revenue Bonds
    Bannock Regional Medical Center Series 1995       6.375             2017         1,450,000        1,481,711
 Total                                                                                                3,732,094

 Illinois (8.3%)
 Alton Madison County Hospital Facility
    Refunding Revenue Bonds St. Anthony's Health Center
    Series 1996                                       6.00           2010-14         4,740,000        4,663,848
 Cook & Will Counties TWP High School District #206
    Capital Appreciation Bonds
    Series 1994C Zero Coupon (AMBAC Insured)          6.55              2010         2,605,000(d)     1,232,503
 Cook County School District #170 Chicago Heights
    Capital Appreciation Bonds
    Series 1994C Zero Coupon (AMBAC Insured)          6.50              2009         2,155,000(d)     1,109,631
 Cook County School District #170 Chicago Heights
    Capital Appreciation Bonds
    Series 1994C Zero Coupon (AMBAC Insured)          6.55              2010         2,155,000(d)     1,039,874
 Cook County Unlimited Tax General Obligation
    Bonds Series 1989                                 6.50              2009         5,800,000        6,085,882
 Educational Facilities Authority Revenue Bonds
    Lewis University Series 1996                      6.10              2016         2,005,000        2,014,564
 Educational Facilities Revenue Bonds
    Columbian College                                 6.125             2018         3,015,000        2,977,765
 Educational Facilities Revenue Bonds
    Columbian College                                 6.875            2017          2,760,000        2,882,185
 Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A                     6.00              2019         3,055,000        3,050,998
 Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993                5.50              2019         5,000,000        4,723,500
 Health Facilities Authority
    Sarah Bush Lincoln Health Center
    Hospital Refunding Revenue Bonds Series 1996B     5.50              2016         5,490,000        5,212,865
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Capital Appreciation Revenue Bonds
    McCormick Place Expansion
    Series A Zero Coupon (FGIC Insured)               6.55              2021         5,000,000(d)     1,228,900
 Metropolitan Pier & Exposition Authority McCormick Place
    Expansion Bonds Series A Zero Coupon
    (FGIC Insured)                                    6.64              2010        11,000,000(d)     5,339,180
 Metropolitan Pier & Exposition Authority McCormick Place
    Expansion Bonds Series A Zero Coupon
    (FGIC Insured)                                    6.80              2016         9,000,000(d)     3,018,690
 Public Building Commission of Chicago Building Revenue Bonds
    Board of Education of Chicago Series 1990A
    Escrowed to Maturity (MBIA Insured)               6.50              2018        23,500,000       24,651,500
 Public Building Commission of Chicago Building Revenue Bonds
    State Development Finance Authority
    Power Refunding Bonds Series 1991A                7.375             2021        10,000,000       11,169,500
 State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Series 1991B
    Zero Coupon Escrowed to Maturity                  6.50              2025        10,000,000(d)     1,416,900
 State Development Finance Authority Regency Park
    Retirement Housing Revenue Bonds Zero Coupon      7.75              2020        13,745,000(d)     2,792,434
 Total                                                                                               84,610,719

 Indiana (2.7%)
 Health Facilities Financial Authority
    Hospital Revenue Bonds Series 1996                6.00              2010         3,260,000        3,267,042
 Municipal Power Agency Power Supply System Refunding
    Revenue Bonds Series 1989A (AMBAC Insured)        6.50              2016         8,800,000        9,267,632
 Seymour Economic Development Revenue Bonds
    Union Camp Series 1992                            6.25              2012         2,870,000        3,079,395
 Transportation Finance Authority Highway Revenue Bonds
    Series 1990A                                      7.25              2015        10,000,000       11,945,300
 Total                                                                                               27,559,369

 Iowa (0.4%)
 State Finance Authority Single Family Mortgage-Backed
    Securities Program Bonds Series 1991A             7.25              2016         3,655,000        3,853,759

 Kentucky (0.7%)
 Muhlenberg County Hospital Refunding Revenue Bonds
    Series 1996                                       6.75              2010         3,985,000        4,033,059
 Owensboro Electric Light & Power Refunding Revenue Bonds
    Series B Zero Coupon (AMBAC Insured)              6.68              2015         9,125,000(d)     3,413,571
 Total                                                                                                7,446,630

 Louisiana (2.3%)
 Industrial Development Board of Bastrop Percent Pollution Control
    Refunding Revenue Bonds International Paper Company
    Series 1992A                                      6.90              2007         6,875,000        7,473,744
 New Orleans Capital Appreciation Refunding Revenue Bonds
    Zero Coupon (AMBAC Insured)                       6.62              2012         6,250,000(d)     2,663,875
 New Orleans Home Mortgage Authority Special Obligation
    Refunding Bonds Series 1992 Escrowed to Maturity  6.25              2011         9,000,000        9,721,440
 Public Facilities Authority College Revenue Bonds
    Series 1997                                       5.90              2017         1,000,000          985,040
 Public Facilities Authority Multi-family Housing
    Windsor Housing Foundation Revenue Bonds
    Series 1996A                                      6.125             2015         3,385,000        3,158,983
 Total                                                                                               24,003,082

 Maryland (2.6%)
 Health & Educational Facility Authority Revenue Bonds
    Frederick Memorial Hospital Series 1993
    (FGIC Insured)                                    5.00              2028        10,000,000        8,985,400
 State Community Development Administration
    Department of Housing & Community Development
    Single Family Program Bonds Series 1991-1         7.30              2017        10,500,000       11,041,485
 State Health & Higher Educational Facility Authority
    Revenue Bonds Anne Arndel Medical Center
    (AMBAC Insured)                                   5.00              2023         7,000,000        6,356,070
 Total                                                                                               26,382,955


 Massachusetts (1.6%)
 Health & Educational Facilities Authority Revenue Bonds
    Valley Regional Health System Series C
    (Connie Lee Insured)                              5.75              2018         3,500,000        3,487,085
 Health & Educational Facilities Authority Revenue Bonds
    Melrose - Wakefield Hospital Series 1992B         6.375             2016         1,430,000        1,477,976
 State Municipal Wholesale Electric Power Supply System
    Pre-Refunded Revenue Bonds Series 1992B           6.75              2017        10,000,000       11,113,700
 Total                                                                                               16,078,761

 Michigan (2.4%)
 Battle Creek Calhoun County Downtown Development
    Authority Bonds Series 1994                       7.65              2022         3,750,000        4,306,912
 Detroit Downtown Development Authority
    Junior Lien Tax Increment Bonds                   6.50              2025         6,000,000        6,166,560
 Detroit Water Supply System Refunding Revenue Bonds
    Series 1992 (FGIC Insured)                        6.25              2007         2,000,000        2,142,060
 State Hospital Finance Authority Refunding Revenue Bonds
    Presbyterian Villages Obligated Group Series 1995 6.40              2015         1,000,000        1,004,960
 State Hospital Finance Authority Refunding Revenue Bonds
    Presbyterian Villages Obligated Group Series 1995 6.50              2025         1,000,000        1,009,290
 State Hospital Finance Authority Refunding Revenue Bonds
    Central Michigan Community Hospital               6.25              2016         2,225,000        2,239,129
 State Hospital Finance Authority Refunding Revenue Bonds
    Series 1997                                       6.375             2015           400,000          400,460
 State Hospital Finance Authority Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995     6.625             2016         2,000,000        2,077,700
 State Strategic Fund Percent Limited Obligation
    Refunding Revenue Bonds Ford Motor Company
    Series 1991A                                      7.10              2006         5,000,000        5,734,700
 Total                                                                                               25,081,771

 Minnesota (2.9%)
 Minneapolis & St. Paul Housing & Redevelopment Authority
    Health Care System Series 1990A                   7.40              2005         4,500,000        4,920,930
 Rochester Health Care Facility Revenue Bonds
    Mayo Foundation Series A                          4.95              2019        15,000,000       13,377,750
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1990C (FHA Insured)         7.70              2014         2,205,000        2,322,791
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1988E               7.65              2014         7,365,000        6,481,692
 Washington County Housing Redevelopment Authority
    Woodbury Multi-Family Housing Refunding Revenue Bonds
    Series 1996                                       6.95              2023         2,495,000        2,491,981
 Total                                                                                               29,595,144

 Missouri (1.0%)
 St. Louis Region Convention & Sports Complex Authority
    Series 1991C                                      7.90              2021         8,500,000        9,840,025

 Nevada (0.4%)
 Clark County Special Improvement District 108
    Local Improvement Bonds Series 1997               6.50              2012         4,440,000        4,514,192

 New Jersey (1.6%)
 Turnpike Authority Revenue Bonds Series 1991C        6.50              2005        16,000,000       16,936,000


 New Mexico (0.1%)
 Santa Fe Education Facilities
    College Improvement Refunding Revenue Bonds
    Series 1997                                       5.875             2021         1,000,000          962,990

 New York (12.1%)
 Dormitory Authority New York City Court Facility Lease
    Revenue Bonds Series 1993A                        5.25              2021        20,000,000       17,942,400
 Dormitory Authority New York City University System
    Consolidated 2nd General Revenue Bonds Series A   5.75              2018         5,500,000        5,479,705
 Dormitory Authority New York State Department of Health
    Refunding Revenue Bonds                           5.50              2020         3,060,000        2,855,500
 New York City General Obligation Bonds Series B      6.75              2017        11,150,000       11,741,842
 New York City General Obligation Bonds Series 1995B  7.00              2016         8,850,000        9,596,675
 New York City General Obligation Bonds Series 1996I  5.875             2018         3,000,000        2,962,470
 New York City General Obligation Bonds Series 1996F  5.75              2015         3,000,000        2,937,870
 New York City General Obligation Bonds Series 1996G  5.75              2017         3,500,000        3,415,195
 New York City Municipal Water Financial Authority
    Water & Sewer System Revenue Bonds
    Series 1997B                                      5.75              2026         7,000,000        6,902,560
 State Medical Care Facility Finance Agency
    Mental Health Services Facility Improvement
    Refunding Revenue Bonds Series 1993F              5.375             2014         7,510,000        7,040,926
 State Mortgage Agency Homeowner
    Mortgage Revenue Bonds Series TT                  7.50              2015        15,945,000       17,034,362
 State Urban Development Corporation Correctional
    Capital Facilities Refunding Revenue Bonds
    Series 1993A                                      5.25              2021         5,000,000        4,494,900
 State Urban Development Correctional Capital Facility
    Revenue Bonds Series 4                            5.375             2023        33,815,000      30,943,430
 Total                                                                                              123,347,835

 North Carolina (3.8%)
 Eastern Municipal Power Agency System
    Refunding Revenue Bonds Series 1989A              6.50              2024        20,000,000       20,129,800
 Eastern Municipal Power Agency System Revenue Bonds
    Series D                                          5.60              2016         6,500,000        6,134,310
 Eastern Municipal Power Agency System Revenue Bonds
    Series G                                          5.75              2016        12,750,000       12,244,972
 Total                                                                                               38,509,082

 North Dakota (0.4%)
 Ward County Health Care Facilities Refunding Revenue Bonds
    Series 1996B                                      6.25              2021         4,365,000        4,380,496

 Ohio (0.9%)
 Columbus Sewerage System Refunding Revenue Bonds
    Series 1992                                       6.30              2005         3,500,000        3,771,320
 State Air Quality Development Authority Edison
    Pollution Control Refunding Revenue Bonds Series A5.95              2029         5,000,000        4,933,650
 Water & Air Quality Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Series 1995                    7.70              2025           300,000          326,697
 Total                                                                                                9,031,667

 Oklahoma (0.4%)
 Stillwater Medical Center Authority
    Hospital Revenue Bonds Series 1997B               6.35              2012         1,000,000        1,003,290
 Valley View Hospital Authority
    Refunding Revenue Bonds Series 1996               6.00              2014         2,695,000        2,637,596
 Total                                                                                                3,640,886

 Pennsylvania (3.8%)
 Allegheny County Industrial Development Authority
    Environmental Improvement Refunding Revenue Bonds
    Series 1996                                       6.00              2014         3,500,000        3,536,505
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds Philadelphia
    Electric Company                                  7.375             2021        23,540,000       25,393,775
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Series 1997A                                      6.10              2013         4,000,000        4,060,160
 Higher Education Facilities Authority
    College Revenue Bonds Series 1997                 5.85              2017         1,480,000        1,471,386
 Montgomery County Industrial Development Authority
    Retirement Community Revenue Bonds Series 1996B   5.625             2012         4,000,000        3,897,240
 Total                                                                                               38,359,066

 Rhode Island (0.2%)
 Providence Special Tax Increment Obligation Bonds
    Series D                                          6.65              2016         1,500,000        1,552,050

 South Carolina (0.4%)
 Horry County Hospital Refunding Revenue Bonds
    Conway Hospital Series 1992                       6.75              2012         4,000,000        4,142,400

 Texas (12.9%)
 Austin Utility System Capital Appreciation
    Refunding Revenue Bonds Zero Coupon
    (AMBAC Insured)                                   6.51              2010         5,055,000(d)     2,413,308
 Austin Utility System Capital Appreciation
    Refunding Revenue Bonds Zero Coupon (MBIA Insured)6.65              2010        16,000,000(d)     7,638,560
 Austin Utility System Combined Utility
    Refunding Revenue Bonds Series 1992
    (AMBAC Insured)                                   6.25              2006        10,500,000       11,290,755
 Coastal Water Authority Water Conveyance System
    Refunding Revenue Bonds Series 1991
    (AMBAC Insured)                                   6.25              2017         5,000,000        5,312,050
 Cypress-Fairbanks Independent School District Harris County
    Unlimited Tax Schoolhouse Bonds
    Series 1990 (FGIC Insured)                        6.50              2008         1,500,000        1,589,850
 Harris County Health Facilities Development Hermann Hospital
    Revenue Bonds (MBIA Insured)                      6.375             2024         8,820,000        9,279,169
 Houston Water & Sewer System Junior Lien
    Refunding Revenue Bonds
    Series C Zero Coupon (AMBAC Insured)              6.60              2008         8,000,000(d)     4,339,040
 Municipal Power Agency Bonds (BIG Insured)           6.25              2010         7,000,000        7,182,770
 Municipal Power Agency Capital Appreciation
    Refunding Revenue Bonds
    Zero Coupon (AMBAC Insured)                       7.02              2009        18,000,000(d)     9,269,820
 Northwest Independent School District
    Unlimited Tax General Obligation Capital Appreciation
    Refunding Revenue Bonds Permanent School Fund Guarantee
    Series 1997 Zero Coupon                           6.23              2017         3,000,000(d)       893,250
 San Antonio Electric & Gas Systems Refunding Revenue Bonds
    Series 1989                                       6.00              2014         6,000,000        6,111,660
 San Antonio Electric & Gas Systems Refunding Revenue Bonds
    Series 1989-89A                                   6.50              2012        26,250,000       27,362,475
 San Antonio Water Refunding Revenue Bonds
    (FGIC Insured)                                    6.40              2007        25,000,000       26,927,000
 State Turnpike Authority Revenue Bonds               6.00              2020        10,000,000       10,269,900
 State Public Property Financial Corporation
    Lease Revenue Bonds Series 1996                   6.20              2016         2,340,000        2,352,519
 Total                                                                                              132,232,126

 Virginia (0.3%)
 Augusta County Industrial Development Authority Hospital
    Refunding Revenue Bonds Augusta Hospital
    Series 1993 (AMBAC Insured)                       5.125             2021         3,600,000        3,289,788

 Washington (4.5%)
 Auburn School District #408 King County Unlimited Tax
    General Obligation Bonds Series 1992A             6.375             2006         8,000,000        8,789,120
 Issaquah School District #411 King County Unlimited Tax
    General Obligation Refunding Bonds 1992           6.375             2008        16,675,000       18,431,378
 King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A              6.80              2026         2,500,000        2,604,525
 Public Power Supply System Nuclear Project #1
    Revenue Bonds Series 1989A                        6.00              2017        12,130,000       12,131,577
 Public Power Supply System Nuclear Project #3
    Capital Appreciation Refunding Revenue Bonds
    Series B Zero Coupon (MBIA Insured)               6.61              2013        10,360,000(d)     4,116,960
 Total                                                                                               46,073,560

 West Virginia (1.0%)
 School Building Authority Capital Improvement
    Revenue Bonds Series 1990B (MBIA Insured)         6.00              2020         9,730,000        9,805,505

 Wyoming (0.4%)
 Community Development Authority Single Family Mortgage Bonds
    Federally Insured or Guaranteed Mortgage Loan     7.40              2031         3,510,000        3,699,505

 Total municipal bonds
 (Cost: $864,044,495)                                                                              $956,332,891


See accompanying notes to investments in securities.



Short-term securities (4.8%)
Issuer        Effective         Amount     Value(a)
(c,f)             yield     payable at
                             maturity

 Municipal notes
 Missouri Health & Education Facilities Authority
    Washington University Series A (MBIA Insured)
    09-01-30     4.15%   $ 8,300,000    $ 8,300,000
 Missouri Health & Education Facilities Authority
    Washington University Series B V. R.
    09-01-30     4.15      1,600,000     1,600,000
 New York City Municipal Water Finance Authority
    Series 1994C
    06-15-23     4.05      1,300,000      1,300,000
 New York City Municipal Water Finance Authority
    Series G V. R. (FGIC Insured)
    06-15-24     4.00      1,200,000      1,200,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    06-15-22     4.05     17,500,000     17,500,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    06-15-25     4.20     10,000,000     10,000,000
 Ohio Air Quality Development Authority Revenue
    Series 1985B V.R.
    12-01-15     4.20        600,00         600,000
 Putnam County Development Authority
    Pollution Control
    04-01-32     4.15      8,100,000      8,100,000
 Sabine River Authority
    Pollution Control Revenue Bonds Series A
    03-01-26     4.15        500,000        500,000

 Total short-term securities
 (Cost: $49,100,000)                 $   49,100,000


 Total investments in securities
 (Cost: $913,144,495)(g)             $1,005,432,891


See accompanying notes to investments in securities.

      Investments in securities

      IDS Tax-Exempt Bond Fund
      May 31, 1997 (Unaudited)


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                               (Unaudited)

Rating                 05-31-97          11-30-96
AAA                       38%               36%
AA                        15                15
A                         13                13
BBB                       34                36
BB and  below             --                --
Non-rated                 --                --
Total                    100%              100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC        --     American Municipal Bond Association Corporation
BIG          --     Bond Investors Guarantee
CGIC         --     Capital Guaranty Insurance Company
FGIC         --     Financial Guarantee Insurance Corporation
FHA          --     Federal Housing Authority
MBIA         --     Municipal Bond Investors Assurance

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1997. Inverse floaters in the aggregate represent 0.4% of the Fund's net assets as of May 31, 1997.

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rates shown are the effective rates on May 31, 1997. The following abbreviation is used in the portfolio description:

V.R. -- Variable Rate

(g) At May 31, 1997, the cost of securities for federal income tax purposes was approximately $911,914,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................................$93,922,000
Unrealized depreciation.............................................(403,000)
Net unrealized appreciation......................................$93,519,000

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Tax-Exempt Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010